Derivative Financial Instruments - Details of Interest Rate Sensitivity (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Euro
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	$ 7,467
Sensitivity DFIs	(6,688)
Sensitivity net	779
Sensitivity debt	6,983
Pounds sterling
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	0
Sensitivity DFIs	0
Sensitivity net	0
Sensitivity debt	0
Yen
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	287
Sensitivity DFIs	(286)
Sensitivity net	1
Sensitivity debt	284
Peso
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	3,378
Sensitivity DFIs	5,962
Sensitivity net	9,340
Sensitivity debt	3,214
UDI
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	5,707
Sensitivity DFIs	(5,707)
Sensitivity net	0
Sensitivity debt	3,958
U.S
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	607,532
Sensitivity DFIs	(2,268)
Sensitivity net	605,264
Sensitivity debt	$ 318,228